UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-73600

                                  Monetta Trust
        -----------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                             1776 S. Naperville Road, Suite 100
                             Wheaton, IL 60187-8133
        -----------------------------------------------------------------
               (Address of principal executive offices) (Zip Code)

                              Monetta Financial Services, Inc.
                              1776-A S. Naperville Road, Suite 100
                              Wheaton, IL 60187-8133
        -----------------------------------------------------------------
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: 1-630-462-9800
                                                           --------------

                     Date of fiscal year end: December 31
                                              --------------

                     Date of reporting period: March 31, 2005
                                               -------------

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss.239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss.3507.

ITEM 1. SCHEDULE OF INVESTMENTS

Monetta Select Technology Fund
Schedule of Investments (Unaudited)
March 31, 2005


COMMON STOCKS - 98.8%				   SHARES	MARKET VALUE

Computers - 20.5%
Affiliated Computer Services, Inc. - CL A	    *350	   $18,634
Apple Computer, Inc.				    *800	    33,336
DST Systems, Inc.				    *400	    18,472
Dell, Inc. 					    *500	    19,210
EMC Corp.				 	  *2,000	    24,640
Electronic Data Systems Corp.			   1,000	    20,670
Hewlett-Packard Co.				   1,000	    21,940
Int'l Business Machines Corp.			     200	    18,276
Lexmark Int'l, Inc. - CL A			    *220	    17,593
NCR Corp.					    *800	    26,992
Network Appliance, Inc.				  *1,000	    27,660
SanDisk Corp.					    *600	    16,680
Sun Microsystems, Inc.				  *3,000	    12,120
Sungard Data Systems, Inc.			    *600	    20,700
								 ---------
								   296,923

Electronics - 5.9%
Celestica, Inc.					  *1,200	    16,212
Flextronics Int'l Ltd				  *1,000	    12,040
Garmin Ltd					     200	     9,264
Jabil Circuit, Inc.			  	    *800	    22,816
Solectron Corp.					  *3,000	    10,410
Vishay Intertechnology, Inc.			  *1,200	    14,916
								 ---------
								    85,658

Home Furnishings - 1.1%
Sony Corp - SP ADR (b)				     400	    16,008

Internet - 9.0%
Amazon.com, Inc.				    *300	    10,281
Check Point Software Technologies Ltd		  *1,000	    21,740
Google, Inc. - CL A				     *50	     9,026
Symantec Corp.					  *1,000	    21,330
VeriSign, Inc.					  *1,000	    28,700
Yahoo! Inc.					    *700	    23,730
eBay, Inc.					    *400	    14,904
								 ---------
								   129,711

Office/Business Equipment - 1.0%
Xerox Corp.					  *1,000	    15,150

Electronic Components-Semiconductors - 13.4%
Advanced Micro Devices, Inc.			  *1,000	    16,120
Broadcom Corp. - CL A				    *500	    14,960
Freescale Semiconductor, Inc. - CL B		    *165	     2,846
Infineon Technologies AG		 	  *1,200	    11,460
Intel Corp.					     500	    11,615
Microchip Technology, Inc.			     800	    20,808
Micron Technology, Inc.			 	   2,000	    20,680
NVIDIA Corp.					  *1,000	    23,760
National Semiconductor Corp.			   1,000	    20,610
Qlogic Corp.					    *300	    12,150
STMicroelectronics N.V.				     700	    11,662
Texas Instruments, Inc.				     500	    12,745
Xilinx, Inc.					     500	    14,615
								 ---------
								   194,031

Semiconductor Components-Integrated Circuits - 8.6%
Analog Devices, Inc.				     500	    18,070
Linear Technology Corp.				     500	    19,155
Marvell Technology Group Ltd			  *1,000	    38,340
Maxim Integrated Products, Inc.			     500	    20,435
Taiwan Semiconductor
  Manufacturing Company Ltd - SP ADR (b)	   1,722	    14,603
United Microelectonics Corp. - SP ADR (b)	  *4,293	    14,467
								 ---------
								   125,070

Semiconductor Equipment - 3.2%
ASML Holding N.V.				  *1,200	    20,124
KLA-Tencor Corp.				    *300	    13,803
Teradyne, Inc.					    *800	    11,680
								 ---------
								    45,607

Software - 18.7%
Adobe Systems, Inc.				     500	    33,585
BEA Systems, Inc.				  *1,000	     7,970
BMC Software, Inc.			          *1,000	    15,000
Citrix Systems, Inc.				  *1,000	    23,820
Computer Associates Int'l, Inc.			     600	    16,260
Electronic Arts, Inc.				    *400	    20,712
First Data Corp.				     450	    17,690
Fiserv, Inc.					    *250             9,950
Infosys Technologies Ltd - SP ADR (b)  		     300	    22,119
Mercury Interactive Corp.			    *300	    14,214
Microsoft Corp.					     700	    16,919
Oracle Corp.					  *1,000	    12,480
SAP AG - SP ADR (b)				     400	    16,032
Satyam Computer Services - SP ADR (b)		   1,000	    23,360
Siebel Systems, Inc.			  	  *1,200	    10,956
VERITAS Software Corp.				    *400	     9,288
								 ---------
								   270,355

Telecommunications - 17.4%
Alcatel S.A. - SP ADR (b)			  *1,000	    12,070
Amdocs Ltd					    *400	    11,360
Avaya, Inc.					  *1,500	    17,520
Cisco Systems, Inc.				  *1,000	    17,890
Comverse Technology, Inc.			  *1,000	    25,220
Corning, Inc.					   1,700	    18,921
Ericsson (LM) Telephone - SP ADR (b)		   1,000	    28,200
JDS Uniphase Corp.				  *4,000	     6,680
Juniper Networks, Inc.				    *800	    17,648
Lucent Technologies, Inc.			   *6000	    16,500
Motorola, Inc.					   1,500	    22,455
Nokia Corp. - SP ADR (b)			   1,000	    15,430
Nortel Networks Corp.				  *2,000	     5,460
Qualcomm, Inc.					     600	    21,990
Scientific-Atlanta, Inc.			     500	    14,110
								 ---------
								   251,454

Total Common Stocks						 1,429,967
   (Cost $1,309,208)(a)

VARIABLE DEMAND NOTES - 0.9%		     PRINCIPAL AMOUNT

Wisconsin Corp. Central
  Credit Union - 2.520%				  12,500	    12,500
                                                                 ---------

Total Investments - 99.7%				 	 1,442,467
   (Cost $1,321,708)(a)

Other Net Assets Less Liabilities - 0.3%			     4,611
								 ---------

Total Net Assets - 100%					        $1,447,078
								 =========


(a) Cost is identical for book and tax purposes; the aggregate gross unrealized appreciation is $247,121 and aggregate gross unrealized depreciation is $126,362 resulting in net unrealized appreciation of $120,759.

(b)  American Depository Receipt (ADR)

* Non-income producing security.

Monetta Mid-Cap Equity Fund
Schedule of Investments (Unaudited)
March 31, 2005


COMMON STOCKS - 95.7%					SHARES		MARKET VALUE

Advertising - 0.5%
Ventiv Health, Inc.					*1,500		   $34,500

Aerospace/Defense - 2.6%
Teledyne, Inc.						*1,000		    31,300
United Defense Industries, Inc.			         2,000		   146,840
									 ---------
									   178,140

Agriculture - 0.5%
Monsanto Co.						   500		    32,250

Airlines - 0.8%
Southwest Airlines Co.					 4,000		    56,960

Apparel - 2.3%
Nike, Inc. - CL B					 1,500		   124,965
Quiksilver, Inc.				        *1,000		    29,030
									 ---------
									   153,995

Auto Parts & Equipment - 0.7%
BorgWarner, Inc.					 1,000		    48,680

Banks - 1.5%
Zions Bancorporation					 1,500		   103,530

Beverages - 0.3%
Coca-Cola Enterprises					 1,000		    20,520

Biotechnology - 1.8%
Celgene Corp.						*2,000		    68,100
Genentech, Inc.						*1,000		    56,610
									 ---------
									   124,710

Building Materials - 3.5%
American Standard Co., Inc.				 2,000		    92,960
Masco Corp.						 3,000		   104,010
York Int'l Corp.					 1,000		    39,180
									 ---------
									   236,150

Chemicals - 2.6%
RPM Int'l, Inc.						 2,000		    36,560
The Mosaic Co.						*3,000		    51,180
The Sherwin-Williams Co.				 2,000		    87,980
									 ---------
									   175,720

Coal - 0.6%
Arch Coal, Inc.						 1,000		    43,010

Commercial Services - 4.9%
Career Education Corp.					*1,000		    34,260
Laureate Education, Inc.				*1,000		    42,790
McKesson Corp.						 2,000		    75,500
Pharmaceutical Products Development, Inc.		*1,000		    48,450
Robert Half Int'l, Inc.				 	 2,000		    53,920
The ServiceMaster Co.					 6,000		    81,000
									 ---------
									   335,920

Computers - 1.8%
M-Systems Flash Disk Pioneers Ltd			*2,000		    44,080
Research in Motion Ltd					  *700		    53,494
SanDisk Corp.						*1,000		    27,800
									 ---------
									   125,374

Cosmetics/Personal Care - 0.6%
Avon Products, Inc.					 1,000		    42,940

Diversified Financial Services - 1.0%
Capital One Financial, Corp.				   500		    37,385
Freddie Mac						   500		    31,600
									 ---------
									    68,985

Electric - 6.0%
Ameren Corp.						 2,000		    98,020
CenterPoint Energy, Inc.				 5,000		    60,150
DTE Energy Co.						 1,000		    45,480
FirstEnergy Corp.					 1,000		    41,950
The AES Corp.					       *10,000		   163,800
									 ---------
									   409,400

Electrical Components & Equipment - 0.8%
American Power Conversion Corp.				 2,000		    52,220

Electronics - 0.8%
Paxar Corp.						*1,500		    32,010
PerkinElmer, Inc.				 	 1,000		    20,630
									 ---------
									    52,640

Entertainment - 1.9%
Int'l Speedway Corp. - CL A				 1,000		    54,250
Scientific Games Corp. - CL A				*2,000		    45,700
Shuffle Master, Inc.					*1,000		    28,960
									 ---------
									   128,910

Food - 1.1%
ConAgra Foods, Inc.					 1,500		    40,530
Del Monte Foods, Co.					*3,000		    32,550
									 ---------
									    73,080

Healthcare-Products - 4.7%
Dade Behring Holdings, Inc.				  *500		    29,465
Gen-Probe, Inc.						  *500		    22,280
Haemonetics Corp.					*1,000		    42,160
Idexx Laboratories, Inc.				  *500		    27,080
PSS World Medical, Inc.					*3,000		    34,110
St. Jude Medical, Inc.					*1,000		    36,000
Stryker Corp.						   800		    35,688
The Cooper Companies, Inc.				   800		    58,320
Zimmer Holdings, Inc.					  *500		    38,905
									 ---------
									   324,008

Healthcare-Services - 6.7%
Community Health Systems, Inc.				*1,000     	    34,910
Coventry Health Care, Inc.				*1,000		    68,140
Davita, Inc.						*1,000		    41,850
Health Net, Inc.					*1,200		    39,252
Laboratory Corp. of America Holdings			*2,000		    96,400
Quest Diagnostics, Inc.					 1,000		   105,130
Sierra Health Services, Inc.				  *500		    31,920
Triad Hospitals, Inc.					  *800		    40,080
								         ---------
									   457,682

Home Builders - 0.6%
D.R. Horton, Inc.					 1,333		    38,977

Insurance - 3.7%
ACE Ltd							 2,000		    82,540
SAFECO Corp.					 	 2,000		    97,420
The St.Paul Travelers Companies, Inc.			 1,000		    36,730
U.S.I. Holdings Corp.					*3,000		    35,340
									 ---------
									   252,030

Internet - 2.2%
CheckFree Corp.						*1,000		    40,760
Symantec Corp.						*2,000		    42,660
Yahoo! Inc.						*2,000		    67,800
									 ---------
									   151,220

Lodging - 3.9%
Harrah's Entertainment, Inc.				 1,500		    96,870
Marriott Int'l, Inc. - CL A				   500		    33,430
Station Casinos, Inc.					 1,000		    67,550
Wynn Resorts Ltd					*1,000		    67,740
									 ---------
									   265,590

Media - 5.5%
EchoStar Communications Corp. - CL A			 1,000		    29,250
Emmis Communications Corp. - CL A			*2,000		    38,440
Liberty Media Corp. - CL A				*5,000		    51,850
Mediacom Communications Corp. - CL A			*5,000		    32,700
Pearson PLC - SP ADR (b)				 3,000		    36,780
The Reader's Digest Association, Inc.			 7,000		   121,170
XM Satellite Radio Holdings, Inc. - CL A		*2,000		    63,000
									 ---------
									   373,190

Mining - 2.3%
Goldcorp, Inc.						 3,000		    42,630
Kinross Gold Corp.					*5,000		    30,000
Newmont Mining Corp.					 1,000		    42,250
Phelps Dodge Corp.					   400		    40,692
									 ---------
									   155,572

Miscellaneous Manufacturing - 1.8%
Actuant Corp. - CL A					*1,000		    44,920
Pall Corp.					 	 1,200		    32,544
SPX Corp.						 1,000		    43,280
									 ---------
									   120,744

Oil & Gas - 5.4%
Burlington Resources, Inc.				   500		    25,035
Chesapeake Energy Corp.					 2,000		    43,880
Devon Energy Corp.					 1,000		    47,750
Suncor Energy, Inc.					 1,000		    40,210
Todco - CL A						*2,000		    51,680
Valero Energy Corp.					   700		    51,289
XTO Energy, Inc.					 3,333		   109,456
									 ---------
									   369,300

Oil & Gas Services - 0.5%
FMC Technologies, Inc.					*1,000		    33,180

Packaging & Containers - 0.3%
Packaging Corp of America				 1,000		    24,290

Pharmaceuticals - 7.1%
American Pharmaceutical Partners, Inc.			*1,000		    51,740
Andrx Corp.						*1,000		    22,670
Barr Pharmaceuticals, Inc.				*1,000		    48,830
Caremark Rx, Inc.					*3,000		   119,340
IVAX Corp.						*2,000		    39,540
Omnicare, Inc.						 1,000		    35,450
Sepracor, Inc.						  *500		    28,705
Shire Pharmaceuticals Group PLC - SP ADR (b)		 1,000		    34,280
Teva Pharmaceutical Industries Ltd - SP ADR (b)	 	 1,000		    31,000
VCA Antech, Inc.					*2,000		    40,460
Watson Pharmaceuticals, Inc.				*1,000		    30,730
									 ---------
									   482,745

REITS - 0.9%
First Industrial Realty Trust, Inc.			   800		    30,264
LaSalle Hotel Properties				 1,000		    29,050
									 ---------
									    59,314

Retail - 4.7%
CVS Corp.						   500		    26,310
CarMax, Inc.						*3,000		    94,500
Electronics Boutique Holdings Corp.			*1,000		    42,970
Family Dollar Stores, Inc.			         1,000		    30,360
Office Depot, Inc.					*2,000		    44,360
Payless ShoeSource, Inc.				*2,000		    31,580
Urban Outfitters, Inc.					*1,000		    47,970
									 ---------
								 	   318,050

Semiconductors - 0.5%
Sigmatel, Inc.						*1,000		    37,430

Software - 2.1%
Activision, Inc.					*1,333		    19,728
The Dun & Bradstreet Corp.				*2,000		   122,900
								      	 ---------
									   142,628
Telecommunications - 1.8%
Corning, Inc.						 3,000		    33,390
Qualcomm, Inc.						 1,000		    36,650
Telewest Global, Inc.					*3,000		    53,370
									 ---------
									   123,410

Toys/Games/Hobbies - 2.1%
Hasbro, Inc.						 5,000		   102,250
Mattel, Inc.						 2,000		    42,700
									 ---------
									   144,950

Transportation - 2.3%
Frontline Ltd						 1,000		    49,000
General Maritime Corp.					*1,000		    48,440
Overseas Shipholding Group, Inc.			   500		    31,455
Ship Finance Int'l Ltd					   350		     7,105
Teekay Shipping Corp.					   500		    22,475
									 ---------
									   158,475


Total Common Stocks							 6,530,419
   (Cost $5,677,719)(a)

VARIABLE DEMAND NOTES - 4.4%			    PRINCIPAL AMOUNT

American Family Financial
  Services Co. - 2.466%				       216,400		   216,400
Wisconsin Corp. Central
  Credit Union - 2.520%					82,100		    82,100
									 ---------
								   	   298,500
									 ---------

Total Investments - 100.1%						 6,828,919
   (Cost $5,976,219)(a)

Other Net Assets Less Liabilities - (0.1%)				    (6,158)
									 ---------

Total Net Assets - 100%							$6,822,761
									 =========


(a) Cost is identical for book and tax purposes; the aggregate gross unrealized appreciation is $914,272 and aggregate gross unrealized depreciation is $61,572 resulting in net unrealized appreciation of $852,700.

(b)  American Depository Receipt (ADR)

* Non-income producing security.

Monetta Blue Chip Fund
Schedule of Investments (Unaudited)
March 31, 2005


COMMON STOCKS - 98.9%					SHARES		MARKET VALUE

Agriculture - 8.3%
Altria Group, Inc.					  700		   $45,773
Archer-Daniels-Midland Co.				1,000		    24,580
Bunge Ltd						  500		    26,940
Monsanto Co.						  500		    32,250
									 ---------
									   129,543

Beverages - 1.3%
The Coca-Cola Co.					  500		    20,835

Biotechnology - 1.9%
Amgen, Inc.						 *500		    29,105

Chemicals - 1.5%
Praxair, Inc.						  500		    23,930

Commercial Services - 1.3%
Cendant Corp.						1,000		    20,540

Computers - 4.3%
M-Systems Flash Disk Pioneers Ltd		       *3,000		    66,120

Cosmetics/Personal Care - 3.4%
Avon Products, Inc.					  600		    25,764
Procter & Gamble Co.					  500		    26,500
									 ---------
									    52,264

Diversified Financial Services - 6.8%
American Express Co.					  500		    25,685
Citigroup, Inc.						1,000		    44,940
J.P. Morgan Chase & Co.					1,000		    34,600
									 ---------
									   105,225

Food - 2.1%
Wm. Wrigley Jr. Co.					  500		    32,785

Healthcare-Products - 4.9%
Johnson & Johnson					  800		    53,728
Stryker Corp.						  500		    22,305
									 ---------
									    76,033

Healthcare-Services - 4.5%
Humana, Inc.						*1,000		    31,940
UnitedHealth Group, Inc.				   400		    38,152
									 ---------
									    70,092

Insurance - 1.7%
The Allstate Corp.					   500		    27,030

Lodging - 1.4%
Hilton Hotels Corp.					 1,000		    22,350

Media - 5.5%
Comcast Corp. - CL A					*2,000		    67,560
Time Warner, Inc.					*1,000		    17,550
									 ---------
									    85,110

Mining - 4.8%
Alcoa, Inc.						   500		    15,195
BHP Billiton Ltd - SP ADR (b)			  	 1,000		    27,980
Companhia Vale do Rio Doce - SP ADR (b)			 1,000		    31,610
									 ---------
									    74,785

Miscellaneous Manufacturing - 10.5%
Eastman Kodak Co.					   800		    26,040
General Electric Co.					 2,000		    72,120
Ingersoll-Rand Co. - CL A				   400		    31,860
Tyco Int'l Ltd						 1,000		    33,800
									 ---------
									   163,820

Oil&Gas - 4.9%
Burlington Resources, Inc.				   500		    25,035
Transocean, Inc.					*1,000		    51,460
									 ---------
									    76,495

Oil&Gas Services - 5.6%
Baker Hughes, Inc.					 1,000		    44,490
Halliburton Co.						 1,000		    43,250
									 ---------
									    87,740

Pharmaceuticals - 4.3%
Caremark Rx, Inc.					*1,000		    39,780
Pfizer, Inc.						 1,000		    26,270
									 ---------
									    66,050

Retail - 14.8%
CVS Corp.						   500		    26,310
Costco Wholesale Corp.					   500		    22,090
Darden Restaurants, Inc.				 1,000		    30,680
Home Depot, Inc.				 	 1,500		    57,360
McDonald's Corp.					   800		    24,912
Wal-Mart Stores, Inc.					   500		    25,055
Walgreen Co.						 1,000		    44,420
									 ---------
									   230,827

Semiconductors - 1.5%
Intel Corp.						 1,000		    23,230

Transportation - 3.6%
Burlington Northern Santa Fe Corp.			   500		    26,965
FedEx Corp.						   300		    28,185
									 ---------
									    55,150

Total Common Stocks							 1,539,059
   (Cost $1,393,409)(a)

VARIABLE DEMAND NOTES - 1.2%			     PRINCIPAL AMOUNT

Wisconsin Corp. Central
  Credit Union - 2.520%					19,500		    19,500
									 ---------

Total Investments - 100.1%						 1,558,559
   (Cost $1,412,909)(a)

Other Net Assets Less Liabilities - (0.1%)				    (1,926)
            								 ---------

Total Net Assets - 100%							$1,556,633
									 =========


(a) Cost is identical for book and tax purposes; the aggregate gross unrealized appreciation is $179,135 and aggregate gross unrealized depreciation is $33,485 resulting in net unrealized appreciation of $145,650.

(b)  American Depository Receipt (ADR)

* Non-income producing security.

Monetta Balanced Fund
Schedule of Investments (Unaudited)
March 31, 2005


COMMON STOCKS - 57.3%							   SHARES	MARKET VALUE

Aerospace/Defense - 0.8%
Lockheed Martin Corp.							     500	    $30,530

Auto Manufacturers - 1.0%
Honda Motor Co. Ltd - SP ADR (b)					   1,500	     37,560

Banks - 0.7%
Wachovia Corp.								     500	     25,455

Beverages - 0.7%
PepsiCo, Inc.								     500	     26,515

Biotechnology - 1.5%
Amgen, Inc.								    *500	     29,105
Genzyme Corp.								    *500	     28,620
											  ---------
											     57,725

Building Materials - 0.9%
Masco Corp.								   1,000	     34,670

Chemicals - 3.6%
Akzo Nobel N.V.								   1,000	     45,980
Dow Chemical Co.							   1,000	     49,850
NOVA Chemicals Corp.							   1,000	     42,950
											  ---------
											    138,780

Computers - 1.7%
NCR Corp.								  *2,000	     67,480

Cosmetics/Personal Care - 0.7%
Colgate-Palmolive Co.							     500	     26,085

Diversified Financial Services - 3.8%
American Express Co.							     700	     35,959
CIT Group, Inc.								     500	     19,000
Citigroup, Inc.							  	   1,000	     44,940
J.P. Morgan Chase & Co.							   1,320	     45,672
											  ---------
											    145,571

Electric - 3.4%
Allegheny Energy, Inc.							  *2,000	     41,320
Duke Energy Corp.							   1,500	     42,015
The AES Corp.							   	  *3,000	     49,140
											  ---------
											    132,475

Engineering&Construction - 0.7%
Fluor Corp.								     500	     27,715

Food - 1.9%
Campbell Soup Co.							   1,000	     29,020
Del Monte Foods Co.							  *2,000	     21,700
Sara Lee Corp.								   1,000	     22,160
											  ---------
											     72,880

Forest Products&Paper - 1.0%
Int'l Paper Co.								   1,000	     36,790

Healthcare-Products - 1.7%
Johnson & Johnson							   1,000	     67,160

Healthcare-Services - 2.4%
HCA, Inc.								   1,000	     53,570
WellPoint, Inc.								    *300             37,605
											  ---------
											     91,175

Home Furnishings - 1.6%
Matsushita Electric Industrial Co., Ltd - SP ADR (b)			   2,000	     29,440
Whirlpool Corp.								     500	     33,865
											  ---------
											     63,305

Insurance - 2.0%
Marsh & McLellan Companies, Inc.					   1,000	     30,420
SAFECO Corp.							  	   1,000	     48,710
											  ---------
											     79,130

Media - 7.0%
Comcast Corp. - CL A							  *2,000	     67,560
Liberty Media Corp. - CL A						  *4,000	     41,480
News Corp. Inc. - CL A							   2,000	     33,840
The Walt Disney Co.							   2,000	     57,460
Time Warner, Inc.							  *4,000	     70,200
											  ---------
											    270,540

Mining - 0.6%
Alcoa, Inc.								     700	     21,273

Miscellaneous Manufacturing - 2.2%
Eastman Kodak Co.							   1,000	     32,550
General Electric Co.							   1,500	     54,090
											  ---------
											     86,640

Office/Business Equipment - 0.8%
Pitney Bowes, Inc.							     700	     31,584

Oil&Gas - 3.5%
ChevronTexaco Corp.							     500	     29,155
Kerr-McGee Corp.							     500	     39,165
Unocal Corp.								     500	     30,845
XTO Energy, Inc.							   1,066	     35,007
											  ---------
											    134,172

Oil&Gas Services - 0.8%
Smith Int'l, Inc.							     500	     31,365

Pharmaceuticals - 4.5%
Bristol-Myers Squibb Co.						   1,000             25,460
Cardinal Health, Inc.							   1,000	     55,800
GlaxoSmithKline plc							     500	     22,960
Pfizer, Inc.								   1,000             26,270
Wyeth									   1,000	     42,180
											  ---------
											    172,670

Retail - 2.4%
Home Depot, Inc.							   1,000	     38,240
McDonald's Corp.							   1,000	     31,140
The TJX Companies, Inc.							   1,000	     24,630
											  ---------
											     94,010

Savings&Loans - 0.5%
Washington Mutual, Inc.							     500	     19,750

Semiconductors - 2.5%
Intel Corp.								   3,000	     69,690
Texas Instruments, Inc.							   1,000             25,490
											  ---------
											     95,180

Transportation - 2.4%
FedEx Corp.								     600	     56,370
Union Pacific Corp.							     500	     34,850
											  ---------
											     91,220

Total Common Stocks									  2,209,405
   (Cost $1,973,597)(a)

VARIABLE DEMAND NOTES - 4.3%      	      MATURITY DATE	      PRINCIPAL AMOUNT

American Family Financial
  Services Co. - 2.466%							   62,600	     62,600
Wisconsin Corp. Central
  Credit Union - 2.520%							  102,600	    102,600
											  ---------

Total Variable Demand Notes								    165,200

TREASURY NOTES - 8.1%
U.S. Treasury Note 6.500%			11/15/26		  140,000	    169,958
U.S. Treasury Note 4.750%			05/15/14		   65,000	     66,219
U.S. Treasury Note 3.375%			10/15/09		   80,000	     77,456
											  ---------

Total Treasury Notes									    313,633
   (Cost $306,344)(a)


CORPORATE BONDS - 24.8%

Auto - 0.5%
Daimlerchrysler NA Holding Co. 7.750%		06/15/05		   20,000	     20,170

Banks - 2.8%
Bank One Corp. 6.875%				08/01/06		   25,000	     25,925
Royal Bank of Scotland Group PLC 9.118%		03/31/49		   25,000	     29,547
Washington Mutual, Inc. 5.625%		    	01/15/07		   25,000	     25,562
Wells Fargo & Co. 5.125%			02/15/07		   25,000	     25,444
											  ---------
											    106,478

Mortgage/Asset Backed - 0.8%
Bear Stearns Commercial
  Mortgage Securities, Inc. 6.44%		06/16/30		   30,000	     31,660

Cable TV - 0.3%
Cox Communications, Inc. 3.875%		 	10/01/08		   10,000	      9,656

Chemicals - 0.4%
Chevron Phillips Chemical Co. 5.375%		06/15/07		   15,000	     15,281

Computers - 0.7%
Hewlett-Packard Co. 7.150%			06/15/05		   25,000	     25,192

Electric - 5.3%
CILCorp, Inc. 8.700%			 	10/15/09		   15,000	     17,174
Constellation Energy Group 6.125%		09/01/09		   20,000	     21,076
DPL, Inc. 6.875%				09/01/11		   15,000	     15,937
Duke Energy Corp. 7.375%			03/01/10		   15,000	     16,603
FPL Group Capital, Inc. 6.125%			05/15/07		   15,000	     15,560
Firstenergy Corp. 5.500%			11/15/06		   15,000	     15,255
Nisource Finance Corp. 7.625%			11/15/05		   20,000	     20,459
Pepco Holdings, Inc. 6.450%"			08/15/12		   25,000	     26,895
Progress Energy, Inc. 6.750%			03/01/06		   25,000	     25,622
Southern Cal Edison 6.375%			01/15/06		   15,000	     15,279
TXU Energy Co. 7.000%				03/15/13		   15,000	     16,416
											  ---------
											    206,276

Energy - 1.8%
Conoco Funding Co. 6.350%			10/15/11		   25,000	     27,247
Transocean, Inc. 6.625%				04/15/11		   25,000	     27,301
Valero Energy Corp. 7.375%			03/15/06		   15,000	     15,426
											  ---------
											     69,974

Finance - 5.1%
Boeing Capital Corp. 5.650%			05/15/06		   15,000	     15,265
Citigroup, Inc. 6.250%%				05/15/06		   25,000	     25,615
Countrywide Home Loan 5.500%			08/01/06		   25,000	     25,417
General Electric Capital Corp. 8.625%		06/15/08		   15,000	     16,763
General Motors Acceptance Corp. 6.125%		09/15/06		   25,000	     24,885
Household Finance Corp. 7.875%			03/01/07		   25,000	     26,630
National Rural Utilities 6.000%			05/15/06		   25,000	     25,558
Pemex Finance Ltd 9.030%			02/15/11		   20,000	     22,461
SLM Corp. 3.500%				09/30/06		   15,000	     14,897
											  ---------
											    197,491

Food - 0.5%
Campbell Soup Co. 6.900%			10/15/06		   20,000	     20,763

Forestry - 0.2%
Weyerhaeuser Co. 6.125%				03/15/07		    9,000	      9,312

Insurance - 1.1%
GE Global Insurance Holdings 7.500%		06/15/10		   15,000	     16,583
Reinsurance Group of America 6.750%		12/15/11		   25,000	     27,043
											  ---------
											     43,626

Medical - 0.7%
HCA, Inc. 6.910%				06/15/05		   10,000	     10,063
Quest Diagnostics, Inc. 6.750%			07/12/06		   15,000	     15,470
											  ---------
											     25,533

Multimedia - 0.7%
AOL Time Warner, Inc. 5.625%			05/01/05		   25,000	     25,038

Regional Authority - 1.4%
Province of British Columbia 4.300%		05/30/13		   25,000	     24,500
Quebec Province 7.125%				02/09/24		   25,000	     30,374
											  ---------
											     54,874

Regional Malls - 0.4%
Simon Property Group LP 6.8750%			10/27/05		   15,000	     15,246

Telephone - 2.1%
New Cingular Wireless Services 7.350%		03/01/06		   25,000	     25,776
Deutsche Telekom Int'l Finance 8.000%		06/15/10		   10,000	     11,501
France Telecom 7.750%				03/01/11		   15,000	     17,163
Verizon Pennsylvania 5.650%			11/15/11		   25,000	     25,669
											  ---------
											     80,109

Total Corporate Bonds									    956,679
   (Cost $952,632)(a)

U.S. GOVERNMENT AGENCIES - 5.5%

Federal Home Loan Mortgage Corp. 5.250%		01/15/06		   50,000	     50,633
Private Export Funding 5.685%			05/15/12		  100,000	    105,550
Tennessee Valley Authority 4.700%		07/15/33		   60,000	     55,778
											  ---------

Total U.S. Government Agencies							    	    211,961
   (Cost $216,981)(a)

U.S. TREASURY STRIPS - 0.6%

U.S. Treasury Strip 0.000%			11/15/22		  *60,000	     24,872
											  ---------

Total U.S. Treasury Strips								     24,872
   (Cost $23,814)(a)
											  ---------

Total Investments - 100.6%								  3,881,750
   (Cost $3,638,568)(a)


Other Net Assets Less Liabilities - (0.6%)						    (23,544)
											  ---------

Total Net Assets - 100%									 $3,858,206
											  =========


(a) Cost is identical for book and tax purposes; the aggregate gross unrealized depreciation is ($45,168) and aggregate gross unrealized appreciation is $288,350 resulting in net unrealized appreciation of $243,182.

(b)  American Depository Receipt (ADR)

* Non-income producing security.

Monetta Intermediate Bond Fund
Schedule of Investments (Unaudited)
March 31, 2005


CORPORATE BONDS - 67.6%				MATURITY DATE	PRINCIPAL AMOUNT	MARKET VALUE

Auto - 1.6%
Daimlerchrysler NA Holding Co. 7.750%		   06/15/05	     150,000		   $151,275

Banks - 8.6%
Bank One Corp. 6.875%				   08/01/06	     150,000		    155,550
Royal Bank of Scotland Group PLC 9.118%		   03/31/49	     175,000		    206,828
Wachovia Corp. 6.800%				   06/01/05	     150,000		    150,808
Washington Mutual, Inc. 5.625%			   01/15/07	     125,000		    127,812
Wells Fargo & Co. 5.125%			   02/15/07	     165,000		    167,931
											  ---------
											    808,929

Mortgage/Asset Backed - 2.0%
Bear Stearns Commercial
  Mortgage Securities, Inc. 6.44%		   06/16/30	     180,000		    189,958

Cable TV - 2.3%
Cox Communications, Inc. 3.875%		 	   10/01/08	      90,000		     86,902
TCI Communications, Inc. 6.875%			   02/15/06	     125,000		    128,790
											  ---------
											    215,692

Chemicals - 1.2%
Chevron Phillips Chemical Co. 5.375%		   06/15/07	     110,000		    112,058

Computers - 1.6%
Hewlett-Packard Co. 7.150%			   06/15/05	     150,000		    151,150

Electric - 13.0%
CILCorp, Inc. 8.700%				   10/15/09	     135,000		    154,567
Constellation Energy Group 6.125%		   09/01/09	     100,000		    105,378
DPL, Inc. 6.875%			  	   09/01/11	     110,000		    116,872
Duke Energy Corp. 7.375%			   03/01/10	     135,000		    149,429
Firstenergy Corp. 5.500%			   11/15/06	     135,000		    137,293
FPL Group Capital, Inc. 6.125%			   05/15/07	     110,000		    114,110
Pepco Holdings, Inc. 6.450%			   08/15/12	     125,000		    134,477
PSEG Power LLC 6.875%				   04/15/06	     100,000		    102,821
Southern Cal Edison 6.375%			   01/15/06	     100,000		    101,861
TXU Energy Co. 7.000%				   03/15/13	     100,000		    109,438
											  ---------
											  1,226,246

Energy - 4.3%
Conoco Funding Co. 6.350%			   10/15/11	     150,000		    163,480
Transocean, Inc. 6.625%				   04/15/11	     125,000		    136,505
Valero Energy Co. 7.375%			   03/15/06	     100,000		    102,843
											  ---------
											    402,828

Finance - 12.7%
Boeing Capital Corp. 5.650%			   05/15/06	     129,000		    131,277
Citigroup, Inc. 6.250%%				   05/15/06	     125,000		    128,075
Countrywide Home Loan 5.500%			   08/01/06	     125,000		    127,087
General Electric Capital Corp. 8.625%		   06/15/08	     160,000		    178,803
General Motors Acceptance Corp. 6.125%		   09/15/06	     100,000		     99,539
Household Finance Corp. 7.875%			   03/01/07	     125,000		    133,152
National Rural Utilities 6.000%			   05/15/06	     115,000		    117,567
Pemex Finance Ltd 9.030%			   02/15/11	     155,000		    174,076
SLM Corp. 3.500%				   09/30/06	     115,000		    114,210
											 ---------
											  1,203,786

Food - 1.1%
Campbell Soup Co. 6.900%			   10/15/06	     100,000		    103,813

Insurance - 4.0%
GE Global Insurance Holdings 7.500%		   06/15/10	     172,000		    190,147
Reinsurance Group of America 6.750%		   12/15/11	     175,000		    189,303
											  ---------
											    379,450

Medical - 1.1%
Quest Diagnostics, Inc. 6.750%			   07/12/06	     100,000		    103,136

Regional Authority - 1.0%
Province of British Columbia 4.300%		   05/30/13	     100,000		     98,001

Special Purpose Entity - 4.5%
TRAINS BBB-5-2002 6.539% (b)			   08/15/08	     411,000		    423,905

Telephone - 8.6%
New Cingular Wireless Services 7.350%		   03/01/06	     125,000		    128,881
AT&T Corp. 7.750%				   03/01/07	      95,000		    100,531
Deutsche Telekom Int'l Finance 8.000%		   06/15/10	     125,000		    143,760
France Telecom 7.750%				   03/01/11	     135,000		    154,472
Sprint Capital Corp. 6.000%			   01/15/07	     125,000		    128,497
Verizon Pennsylvania 5.650%			   11/15/11	     150,000		    154,013
											  ---------
											    810,154


Total Corporate Bonds									  6,380,381
   (Cost $6,328,322)(a)

U.S. GOVERNMENT AGENCIES - 12.6%

Federal Home Loan Bank 2.875%			   05/22/06	     300,000		    296,939
Federal Home Loan Mortgage Corp. 5.250%		   01/15/06	     260,000		    263,289
Private Export Funding 5.685%			   05/15/12	     600,000		    633,298
											  ---------

Total U.S. Government Agencies								  1,193,526
   (Cost $1,209,747)(a)

TREASURY NOTES - 14.6%

U.S. Treasury Note 3.375%			   10/15/09	     200,000		    193,641
U.S. Treasury Note 4.750%			   05/15/14	   1,160,000		  1,181,750
											  ---------

Total Treasury Notes									  1,375,391
   (Cost $1,416,279)(a)

VARIABLE DEMAND NOTES - 4.1%
American Family Financial
  Services Co. - 2.466%		  		    		     342,600		    342,600
Wisconsin Corp. Central
  Credit Union - 2.520%						      43,200		     43,200
											  ---------

Total Variable Demand Notes								    385,800
											  ---------

Total Investments - 98.9%								  9,335,098
   (Cost $9,340,148)(a)

Other Net Assets Less Liabilities - 1.1%						    103,882
											  ---------

Total Net Assets - 100%									 $9,438,980
											  =========


(a) Cost is identical for book and tax purposes; the aggregate gross unrealized depreciation is $120,325 and aggregate gross unrealized appreciation is $115,275 resulting in net unrealized depreciation of $5,050.

(b) Represents a restricted security purchased under Rule 144A which is exempt registration under the Securities Act of 1933, as amended. This security has been deemed liquid by the investment manager based on procedures approved by the Board of Trustees.

Monetta Government Money Market Fund
Schedule of Investments (Unaudited)
March 31, 2005

FEDERAL HOME LOAN BANK - 46.7%		MATURITY DATE	   PRINCIPAL AMOUNT   MARKET VALUE

2.580%					   04/06/05		305,000		 $304,891
2.520%					   04/15/05		250,000		  249,755
2.690%					   05/05/05		640,000		  638,374
										 ---------
									        1,193,020

FEDERAL NAT'L MORTGAGE ASSOCIATION - 52.4%

2.640%					   04/20/05		665,000		  664,073
2.690%					   04/27/05		675,000		  673,689
										---------
									        1,337,762

Total Investments - 99.1%							2,530,782
   (Cost $2,530,782) (a)

Other Net Assets Less Liabilities - 0.9%					   22,791
										---------

Total Net Assets - 100%							       $2,553,573
										=========


(a)  Cost is identical for book and tax purposes.

ITEM 2. CONTROLS AND PROCEDURES

(a) The registrant's principal executive and principal financial officer have concluded that the registrant's disclosure controls and procedures
    (as defined in Rule 30a-3(c) under Act(17 CFR 270.30a-3(c))) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under Act(17 CFR270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Exchange Act(17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There were no significant changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act(17CFR270.30a-3(d)) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal controls over financial reporting.


ITEM 3. EXHIBITS

     Certification for the principal executive officerand principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17CFR270.30A-2(a)).

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.



(Registrant) Monetta Trust
             -------------------------------------------------------------------

By (Signature and Title)* /s/ ROBERT S. BACARELLA
                         -------------------------------------------------------
                          Robert S. Bacarella, Principal Executive Officer

Date                      May 27, 2005
    ----------------------------------------------------------------------------



(Registrant) Monetta Trust
             -------------------------------------------------------------------

By (Signature and Title)* /s/ Lynn H. Waterloo
                         -------------------------------------------------------
                          Lynn H. Waterloo, Chief Financial Officer

Date                      May 27, 2005
    ----------------------------------------------------------------------------



Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* /s/  ROBERT S. BACARELLA
                         -------------------------------------------------------
                          Robert S. Bacarella, Principal Executive Officer

Date                      May 27, 2005
    ----------------------------------------------------------------------------



By (Signature and Title)* /s/  LYNN H. WATERLOO
                         -------------------------------------------------------
                          Lynn H. Waterloo, Chief Financial Officer

Date                      May 27, 2005
    ----------------------------------------------------------------------------




* Print the name and title of each signing officer under his or her signature.